Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Disclosure of Major Components of Tax Expense (Income)
Income tax recovery for the years ended December 31, 2020 and 2019 is as follows:

	For the year ended December 31, 2020	For the year ended December 31, 2019
	$	$
Current income tax expense
Expense for the year	239	—
Current income tax expense	239	—
Deferred income tax recovery
Origination and reversal of temporary differences in the current year	(41,812)	—
Deferred income tax recovery	(41,812)	—
Income tax recovery	(41,573)	—

Disclosure of Income Tax Reconciliation
A reconciliation of the provision for income taxes computed at the combined Canadian federal and provincial statutory rate to the provision for income taxes as shown in the consolidated statement of income and comprehensive income for the years ended and December 31, 2020 and 2019, is as follows:

	For the year ended December 31, 2020	For the year ended December 31, 2019
	$	$
Income (loss) before income taxes	(21,462)	1,958
Statutory tax rate	26.5%	26.6%
Income tax expense (recovery) at statutory rates	(5,687)	521
Reconciling items:
Not deductible listing expenses	5,346	—
Not deductible expenses	898	—
Differences in foreign statutory tax rates	—	(521)
Impact of change of tax status	(35,111)	—
Foreign withholding tax	239	—
Temporary differences subject to initial recognition exemption	23	—
Foreign exchange	(7,206)	—
Other	(75)	—
Net income tax recovery	(41,573)	—

Disclosure of Significant Components and Movement of Deferred Income Tax Assets And Liabilities
The significant components and movement of deferred income tax assets and liabilities as at December 31, 2020 and 2019 and for the year then ended are as follows:

	As at January 1, 2019 and December 31, 2019	Consolidated statement of income	Equity	As at December 31, 2020
	$	$	$	$
Deferred income tax assets:
Deductible temporary differences relating to:
Royalty, stream and other interests	—	39,642	—	39,642
Deferred and restricted share units	—	393	—	393
Share and debt issue expenses	—	(14)	247	233
Non-capital loss carry-forwards	—	1,990	—	1,990
	—	42,011	247	42,258

Deferred income tax liabilities:
Taxable temporary differences relating to:
Gold prepay loan	—	199	—	199
	—	199	—	199
Deferred income tax assets, net	—	41,812	247	42,059